CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
OPERATING ACTIVITIES
Profit/ (Loss) for the year	$ 6,256,656	$ 20,174,599	$ (3,908,904)
Adjustments to reconcile profit to net cash flows
Income tax	3,778,615	(1,068,652)	17,972,534
Financial results	34,785,325	35,078,018	25,806,296
Depreciation of property, plant and equipment	5,763,249	4,833,274	3,769,005
Amortization of intangible assets	12,113,107	10,991,433	4,161,392
Depreciation of leased assets	3,418,956	3,565,894	1,257,538
Transactional expenses	1,119,525	4,183,916	971,539
Share-based incentive and stock options	14,134,885	3,415,108	1,430,745
Share of profit or loss of joint ventures and associates	(4,049,508)	(1,198,628)	(1,144,418)
Loss of participation in joint ventures and associates		133,079
Provisions for contingencies	367,126	221,008	292,732
Allowance for impairment of trade debtors	753,428	1,327,385	1,598,042
Allowance for obsolescence	586,515	1,066,777	849,641
Initial recognition and changes in the fair value of biological assets	45,746	(610,554)	(6,388,030)
Changes in the net realizable value of agricultural products after harvest	2,385,069	4,351,433	42,523
Gain on sale of equipment and intangible assets	(125,464)	(74,593)	(1,944,308)
Working capital adjustments
Trade receivables	(46,681,153)	(56,867,123)	(24,971,064)
Other receivables	(4,967,150)	(11,475,717)	(7,298,822)
Income and minimum presumed income taxes	4,782,508	(16,154,083)	6,469,983
Inventories and biological assets	14,176,656	(11,066,489)	(55,311,365)
Trade and other payables	14,234,092	(4,501,398)	53,477,330
Employee benefits and social security	(2,289,095)	1,258,673	3,003,793
Deferred revenue and advances from customers	(21,087,704)	13,322,769	(373,584)
Income taxes paid	(853,299)	(4,072,347)	(7,059,177)
Government grants			(784)
Interest collected	2,747,398	5,378,413	5,628,962
Inflation effects on working capital adjustments	321,103	376,597	(35,846,973)
Net cash flows generated / (used) by operating activities	41,716,586	2,588,792	(17,515,374)
INVESTMENT ACTIVITIES
Proceeds from sale of property, plant and equipment	336,726	137,357	2,046,771
Net cash received from business combination	37,508	4,373,265
Net loans granted to shareholders and other related parties			(421,691)
Proceeds from financial assets	888,140	1,316,980	12,331,390
Investment in financial assets	(7,208,218)	(8,990,083)	(2,055,878)
Purchase of property, plant and equipment	(9,789,574)	(11,360,469)	(3,458,790)
Capitalized development expenditures	(11,855,766)	(10,753,047)	(5,149,684)
Purchase of intangible assets	(1,137,071)	(449,673)	(389,039)
Net cash flows (used) /generated by investing activities	(28,728,255)	(25,725,670)	2,903,079
FINANCING ACTIVITIES
Proceeds from borrowings	135,818,247	79,817,888	140,431,184
Repayment of borrowings and financed payments	(112,614,437)	(16,744,956)	(110,625,272)
Interest payments	(24,724,436)	(18,046,961)	(13,009,834)
Decrease in bank overdrafts and other short-term borrowings			(32,838)
Other financial payments	(2,746,945)	(4,767,378)	(180,538)
Acquisition of non-controlling interest in subsidiaries			(724,429)
Purchase of own shares	(734,388)	(2,996,947)
Leased assets payments	(4,879,108)	(3,855,517)	(1,034,764)
Cash dividend distributed by subsidiary	(174,800)	(452,129)
Net cash flows (used) /generated by financing activities	(10,055,867)	32,954,000	14,823,509
Net increase in cash and cash equivalents	2,932,464	9,817,122	211,214
Inflation effects on cash and cash equivalents	(31,918)	(101,767)	(9,624,750)
Cash and cash equivalents as of beginning of the year	48,129,194	33,475,266	36,046,113
Effect of exchange rate changes on cash and equivalents	(6,556,470)	4,938,573	6,842,689
Cash and cash equivalents as of the end of the year	$ 44,473,270	$ 48,129,194	$ 33,475,266